Costs and expenses by nature Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 150,951	R$ 54,479	R$ 51,475
Cost of services
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	72,936	43,905	36,757
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	44,119	10,570	11,463
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 33,896	R$ 4	R$ 3,255